DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2024
Dividends On Ordinary Shares [Abstract]
Disclosure of Dividends on Ordinary Shares Declared and Paid	Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

	Group			Group
	2024	2023	2022	2024	2023	2022
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.78	1.32	1.25	554	410	389
– second interim	2.44	3.61	2.01	757	1,120	625
	4.22	4.93	3.26	1,311	1,530	1,014